Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions
Revenues	$ (918,031)	$ (915,625)	$ (809,577)
General and administrative expenses	34,934	35,007	43,313
Financial income	(14,879)	(4,118)	(142)
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues	(703)	(703)	(703)
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses	623	647	593
Nea Dimitra Property | Office rent
Transactions
Financial costs and depreciation	556	717	780
Seres S.A. | Catering services
Transactions
General and administrative expenses	388	326	306
Seres S.A. | Consultancy services
Transactions
General and administrative expenses	54	51	$ 65
Unisea Maritime Ltd. | Professional services
Transactions
General and administrative expenses	8
Blenheim Holdings Ltd. | Professional services
Transactions
General and administrative expenses		$ 1
Gastrade | Interest on subordinated loan
Transactions
Financial income	$ (336)